Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Revenues	$ 131,226		$ 121,795		$ 113,400
Cost of revenues
Cost of revenues	101,176		92,313		86,253
Gross income	30,050		29,482		27,147
Operating expenses
Sales and marketing	13,329		9,517		7,388
General and administrative	9,544		12,003		10,106
Total operating expenses	22,873		21,520		17,494
Operating income	7,177		7,962		9,653
Financial income (expenses), net	(541)		(153)		1,521
Income before taxes on income	6,636		7,809		11,174
Income taxes	1,581	[1]	1,287	[1]	2,884	[1]
Net income	5,055		6,522		8,290
Net loss attributable to non-controlling interest	(95)
Net income attributable to shareholders	5,150		6,522		8,290
Earnings per ordinary share attributable to shareholders
Basic earnings per share	$ 0.30		$ 0.38		$ 0.48
Diluted earnings per share	$ 0.29		$ 0.37		$ 0.48
Weighted average number of shares used to compute:
Basic earnings per share	17,365,608		17,346,561		17,346,561
Diluted earnings per share	17,671,975		17,571,188		17,346,561
Content management and distribution services [Member]
Revenues
Revenues	119,750		110,757		104,444
Cost of revenues
Cost of revenues	91,215		83,227		78,884
Gross income	28,535		27,530		25,560
Mobile satellite services [Member]
Revenues
Revenues	11,476		11,038		8,956
Cost of revenues
Cost of revenues	9,961		9,086		7,369
Gross income	$ 1,515		$ 1,952		$ 1,587

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.